Expense Example, No Redemption - GROWTH FUND OF AMERICA	Oct. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,415
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	$ 1,173